SIGNIFICANT JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Increase (decrease) in other provisions	$ 69	$ 24	$ 271	$ 82
Pascua-Lama | Chile
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Amounts received from VAT refunds	458		458		$ 443
Interest payable	379		379		340
Revenue, performance obligation	3,538		3,538
Pascua-Lama | Argentina
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Value added tax receivables	$ 100		$ 100		$ 112